Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives (Details)	Dec. 31, 2025
Capitalized development costs [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives of intangible assets	5 years
Purchased software [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives of intangible assets	5 years
Computer equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives of property and equipment	5 years
Building [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives of property and equipment	28 years
Minimum [Member] | Software from business combinations [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives of intangible assets	4 years
Minimum [Member] | Office equipment, fixtures and furniture [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives of property and equipment	3 years
Minimum [Member] | Automobiles [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives of property and equipment	5 years
Maximum [Member] | Software from business combinations [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives of intangible assets	10 years
Maximum [Member] | Office equipment, fixtures and furniture [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives of property and equipment	10 years
Maximum [Member] | Automobiles [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives of property and equipment	8 years